Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 6,242	$ 6,140
Variable lease cost	1,010	1,257
Short-term lease cost	170	304
Sublease income	(1,347)	(786)
Total operating lease cost	$ 6,075	$ 6,915